Earnings per share	6 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Earnings per share
8. Earnings per share

The earnings per share (EPS) calculations are based on profit after tax attributable to equity shareholders of the parent company which excludes non-controlling interests.
(a)Basic earnings per share

	Earnings	EPS	Earnings	EPS
Six months ended 30 September	2025	2025	2024	2024
	£m	pence	£m	pence
Profit after tax from continuing operations attributable to the parent	617	12.6	571	12.6
Profit after tax from discontinued operations attributable to the parent	—	—	76	1.7
Total profit after tax attributable to the parent	617	12.6	647	14.3

		2025		2024
		millions		millions
Weighted average number of shares – basic		4,926		4,526
(b)Diluted earnings per share

	Earnings	EPS	Earnings	EPS
Six months ended 30 September	2025	2025	2024	2024
	£m	pence	£m	pence
Profit after tax from continuing operations attributable to the parent	617	12.5	571	12.6
Profit after tax from discontinued operations attributable to the parent	—	—	76	1.6
Total profit after tax attributable to the parent	617	12.5	647	14.2

		2025		2024
		millions		millions
Weighted average number of shares – diluted		4,950		4,547